SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Jun. 30, 2024	Mar. 26, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Total	$ 48,173,742	$ 1,121,150	$ 35,242,363	$ 14,884,417	$ 14,988,112
Latam Logistic Properties SA [member]
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Total			35,242,363		14,988,112	$ 17,360,353	$ 15,458,803
Latam Logistic Properties SA [member] | Colombia, Pesos
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Total			1,445,179		1,117,352
Latam Logistic Properties SA [member] | Costa Rica, Colones
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Total			6,599		15,287
Latam Logistic Properties SA [member] | Peru, Nuevos Soles
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Total			479,057		237,240
Latam Logistic Properties SA [member] | United States of America, Dollars
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Total			$ 33,311,528		$ 13,618,233